INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income tax expense	$ 28,349	$ 10,673	$ 18,729	$ 9,516
Effective income tax rate	30.80%	20.20%
U.S. federal income tax rate	21.00%	21.00%